Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
PRC	$ 6,082,916	$ 2,863,419	$ 2,516,211
Non-PRC	(9,183,561)	(260,649)	(413,400)
Income (loss) before income taxes, total	$ (3,100,645)	$ 2,602,770	$ 2,102,811